Share-Based Compensation Plans - Options Activity (Details) - Performance-based Options $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Shares (in thousands)
Outstanding balance (in shares) | shares	0
Granted (in shares) | shares	580,900
Forfeited or expired (in shares) | shares	0
Exercised (in shares) | shares	0
Outstanding balance (in shares) | shares	580,900
Exercisable (in shares) | shares	0
Expected to vest in future periods (in shares) | shares	580,900
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 0.00
Granted (in dollars per share)	6.01
Forfeited or expired (in dollars per share)	0.00
Exercised (in dollars per share)	0.00
Ending balance (in dollars per share)	6.01
Outstanding balance (in dollars per share)	0.00
Granted (in dollars per share)	30.33
Forfeited or expired (in dollars per share)	0.00
Exercised (in dollars per share)	0.00
Outstanding balance (in dollars per share)	30.33
Exercisable (in dollars per share)	0.00
Expected to vest in future periods (in dollars per share)	$ 30.33
Outstanding, Weighted- Average Remaining Contractual Term (in years)	5 years 6 months
Exercisable, Weighted- Average Remaining Contractual Term (in years)	0 days
Expected to vest in future periods, Weighted- Average Remaining Contractual Term (in years)	5 years 6 months
Outstanding, Aggregate Intrinsic Value (in millions) | $	$ 6.3
Exercisable, Aggregate Intrinsic Value (in millions) | $	0.0
Expected to vest in future periods, Aggregate Intrinsic Value (in millions) | $	$ 6.3
Market price (in dollars per share)	$ 41.25
Expected forfeiture rate	0.00%